Expense Example	Sep. 04, 2025 USD ($)
Sprott Active Metals & Miners ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Sprott Royalty, Streaming & Physical Metals ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	$ 208